UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/05

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California       February 9, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     29
                                        ------------------------------

Form 13F Information Table Value Total:             $338,903
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
AIRSPAN NETWORKS INC.         COMM STK     00950H102      7,397   1,300,000 SH           SOLE            1,300,000    0       0
ANALOG DEVICES INC.           COMM STK     032654105      8,842     246,500 SH           SOLE              246,500    0       0
APPLE COMPUTER                COMM STK     037833100      9,346     130,000 SH           SOLE              130,000    0       0
ATI TECHNOLOGIES INC.         COMM STK     001941103     20,388   1,200,000 SH           SOLE            1,200,000    0       0
ALVARION LTD.                 SHS          M0861T100      8,720   1,000,000 SH           SOLE            1,000,000    0       0
BROADCOM CORPORATION          COMM STK     111320107      9,383     199,000 SH           SOLE              199,000    0       0
COMBINATORX INC               COMM STK     20010A103      5,235     640,000 SH           SOLE              640,000    0       0
CONOR MEDSYSTEMS INC.         COMM STK     208264101     11,610     600,000 SH           SOLE              600,000    0       0
EBAY                          COMM STK     278642103      9,508     220,000 SH           SOLE              220,000    0       0
GENOMIC HEALTH INC            COMM STK     37244C101      7,283     799,400 SH           SOLE              799,400    0       0
GOOGLE INC                    COMM STK     38259P508     29,040      70,000 SH           SOLE               70,000    0       0
GREENFIELD ONLINE INC.        COMM STK     395150105      7,618   1,300,000 SH           SOLE            1,300,000    0       0
IKANOS COMMUNICATIONS INC.    COMM STK     45173E105     12,529     850,000 SH           SOLE              850,000    0       0
IMMUNICON CORP                COMM STK     45260A107      3,430   1,000,000 SH           SOLE            1,000,000    0       0
LINEAR TECHNOLOGY CORP        COMM STK     535678106      8,963     248,500 SH           SOLE              248,500    0       0
MARCHEX INC.                  CL B         56624R108      2,361     105,000 SH           SOLE              105,000    0       0
MAXIM INTEGRATED PRODS INC    COMM STK     57772K101     19,207     530,000 SH           SOLE              530,000    0       0
NEUSTAR, INC.                 CL A         64126X201      9,147     300,000 SH           SOLE              300,000    0       0
NUVASIVE INC.                 COMM STK     670704105      6,766     373,814 SH           SOLE              373,814    0       0
OPENWAVE SYSTEMS INC.         COMM STK     683718308     24,633   1,410,000 SH           SOLE            1,410,000    0       0
POWERDSINE LTD.               COMM STK     M41415106      4,924     716,700 SH           SOLE              716,700    0       0
PROTALEX INC.                 COMM STK     99DT999A6      3,875   1,250,000 SH           SOLE            1,250,000    0       0
RESEARCH IN MOTION LTD        COMM STK     760975102     15,842     240,000 SH           SOLE              240,000    0       0
RIGHTNOW TECHNOLOGIES INC.    COMM STK     76657R106     14,399     780,000 SH           SOLE              780,000    0       0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK     82967H101     15,466     519,000 SH           SOLE              519,000    0       0
VERISIGN INC.                 COMM STK     92343E102     24,090   1,100,000 SH           SOLE            1,100,000    0       0
WEBEX COMMUNICATIONS INC.     COMM STK     94767L109     13,843     640,000 SH           SOLE              640,000    0       0
XILINX INC                    COMM STK     983919101     11,345     450,000 SH           SOLE              450,000    0       0
YAHOO!                        COMM STK     984332106     13,713     350,000 SH           SOLE              350,000    0       0
                                                      ----------

GRAND TOTAL                                            $338,903

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